Equity - Summary of Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Beginning balance	$ 314,750,655		$ 313,276,385	$ 268,171,060
Share of profit for the year	1,437,974	$ 43,854	1,849,952	3,116,549
Other comprehensive income (loss) for the year
Exchange difference on translating foreign operations	12,788,423	390,010	(1,536,221)	10,326,729
Share in other comprehensive loss from associates accounted for using the equity method	(18,192)	(555)	(28,511)	(152,833)
Disposal of subsidiary			(295,895)
Non-controlling interest arising from capital increase of subsidiaries			427,913
Ending balance	342,270,913	10,438,273	314,750,655	313,276,385
Non-controlling interests [member]
Beginning balance	20,270,547	618,193	18,608,124	14,544,415
Share of profit for the year	1,437,974	43,854	1,849,952	3,116,549
Other comprehensive income (loss) for the year
Exchange difference on translating foreign operations	687,077	20,954	(47,301)	344,780
Unrealized gain (loss) on equity instruments at FVTOCI	6,599	201	26,560	(44,852)
Gain (loss) from hedging	124,336	3,792	(69,189)	110,781
Remeasurement on defined benefit plans	3,270	100	(15,876)	51,582
Share in other comprehensive loss from associates accounted for using the equity method	(7,157)	(218)	(7,514)	(35,142)
Repurchase of outstanding shares by subsidiaries (Note 31)	(270,291)	(8,243)	0	(312,775)
Disposal of subsidiary	0	0	(295,895)	0
Non-controlling interest arising from capital increase of subsidiaries	177,487	5,413	427,913	0
The Group's subscription for subsidiaries' capital increase at a percentage different from its existing ownership (Note 31)	69,141	2,108	0	0
Cash dividends distributed to non-controlling interests	(593,390)	(18,097)	(912,261)	(575,089)
Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	238,183	7,264	293,740	315,871
Equity component of convertible bonds issued by subsidiaries	100,885	3,077	412,294	1,092,004
Ending balance	$ 22,244,661	$ 678,398	$ 20,270,547	$ 18,608,124